Lease liability (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities
Schedule of lease liabilities

Carrying
Value
Balance, December 31, 2020	$156,566
Repayments	(51,916)
Accretion	12,929
Balance, December 31, 2021	$117,579
Repayments	(53,934)
Accretion	9,226
Balance, December 31, 2022	$72,871
Current portion	50,447
Long-term portion	$22,424

(i)When measuring the lease liability for the property lease that was classified as an operating lease, the Corporation discounted the lease payments using its incremental borrowing rate. The property lease expires on May 31, 2024, and the lease payments were discounted with a 9% interest rate.